Olympus Pacific Minerals Inc.
500—10 King Street East
Toronto, Ontario M5C 1C3
Canada
Tel: (416) 572-2525
July 14, 2010
Mr. John Lucas
Staff Attorney/Division of Corporate Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Olympus Pacific Minerals Inc.
SEC File No. 000-52324
Dear Mr. Lucas:
     We are transmitting Amendment No. 2 to Olympus Pacific Minerals Inc.’s (the “Company”) Annual Report on Form 20-F, for the year ended December 31, 2008 (“Form 20-F”) in response to the Staff’s April 5, 2010 2009 comment letter (“Comment Letter”).
     The Company’s responses to the Comment Letter are as follows:
     Comment No. 1 — The explanatory paragraph stating the reasons for the amendment is located at page 4.
     Comment No. 2 — On June 30, 2010 Dragon Capital Markets Limited (“Dragon Capital”) filed a Schedule 13D with the Commission. The Schedule 13D was a joint filing involving six affiliated entities, and provides the requested information regarding Dragon Capital’s beneficial owners. Page 68.
     Comment No. 3 — The Company has revised its disclosures to state that its internal controls over financial reporting were effective as of December 31, 2008. Page 83.
     Comment No. 4 — The accounting policy disclosures have been revised in accordance with the Staff’s comments.
     Comment No. 5 — The Company has revised its US GAAP reconciliation to report the sales of mineral products during the pre-production stage on its Consolidated Statement of Operations.
     Comment No. 6 — The metallurgical recovery and metal prices used to determine the Company’s reserves at December 31, 2008 is set forth at pages 37-38.
     Comment No. 7 — The updated reserve and resource tables are set forth at pages 36-37, 46-48.
     Please call if you have any questions.

Sincerely, Peter Tiedemann Chief Financial Officer

     encls.